Accruals	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accruals	42 Accruals

	2021	2020

Accrued interest	251	241

Accrued expenses	285	210
At December 31	537	451

The carrying amounts disclosed reasonably approximate the fair values as at the year-end.